Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Borrowings Activity

The following is the activity of the Company’s borrowings for the years ended December 31, 2021 and 2020, respectively (in USD thousands):

Borrowings
January 1, 2021	$3,330
Principal repayments	(3,167)
Transfer to deferred government grant income	39
Interest accrued	50
Interest paid	(170)
Currency translation differences	(82)
December 31, 2021	$—

January 1, 2020	$3,838
New borrowing proceeds	15,839
Principal repayments	(16,529)
Transfer to deferred government grant income	(163)
Interest accrued	513
Interest paid	(435)
Currency translation differences	267
Total	$3,330